Basic and Diluted Loss Per Share	12 Months Ended
Dec. 31, 2021
Basic and Diluted Loss Per Share
Basic and Diluted Loss Per Share
13.	BASIC AND DILUTED LOSS PER SHARE

The calculation of basic and diluted loss per share for the year ended December 31, 2021 and 2020 was based on the following:

	2021	2020
Loss attributable to shareholders	$31,542	$63,872
Weighted average number of shares outstanding (000s)	521,459	473,668

For the year ended December 31, 2021 and 2020, basic and diluted loss per share does not include the effect of employee share purchase options outstanding (2021 –20,825,500, 2020 – 28,481,500), non-employee share purchase options and warrants (2021 – 94,000, 2020 – 17,924,765) and DSUs (2021 – 477,711, 2020 – 458,129), as they were anti-dilutive.